Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax loss carryforwards [Member]
Statements Line Items
Unused tax losses for which no deferred tax asset recognised	$ 47,199,000	$ 42,094,000	$ 39,318,000
Exploration and evaluation assets [Member]
Statements Line Items
Deductible temporary differences for which no deferred tax asset is recognised	595,000	1,485,000	2,137,000
Other [Member]
Statements Line Items
Deductible temporary differences for which no deferred tax asset is recognised	$ 19,192,000	$ 10,425,000	$ 11,371,000